Derivative financial instruments (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value	€ 32,169	€ 1,711
Negative fair value	5,132	15,138
Total derivatives instruments
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	888,579	838,947
Foreign currency derivatives | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	806,615	756,316
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	81,964	82,631
At fair value
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value	32,169	1,711
Negative fair value	(5,132)	(15,138)
At fair value | Foreign currency derivatives | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	32,133	1,596
Negative fair value held for hedging	(4,595)	(14,699)
At fair value | Interest rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	36	115
Negative fair value held for hedging	€ (537)	€ (439)